Note 4 - Federal Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 4 - Federal Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax liabilities and assets as of December 31 are as follows:

	2015	2014
Deferred tax liabilities:
Policy acquisition costs	$2,675,908	$2,954,747
Net unrealized gain on available-for-sale securities	3,242,210	9,140,543
Due premiums	957,825	1,068,415
Other	695,201	861,193
Total deferred tax liabilities	7,571,144	14,024,898

Deferred tax assets:
Benefit reserves, net of reinsurance	3,137,466	3,229,901
Other policyholder funds	363,106	376,530
AMT credit carryforwards	565,828	511,673
Accrued pension liability	2,065,628	1,748,090
Other	333,340	373,254
Total deferred tax assets	6,465,368	6,239,448
Net deferred tax liabilities	$1,105,776	$7,785,450

The Company periodically reviews its gross deferred tax assets for recoverability. At December 31, 2015 and 2014, the Company is able to demonstrate that the benefit of its gross deferred tax assets is fully recoverable.

The reconciliation of income tax attributable to operations computed at the federal statutory tax rate to income tax expense is as follows:

	2015	2014

Statutory federal income tax rate	34.0%	34.0%
Small life insurance company deduction	(19.2)	(2.5)
Dividends-received deduction	(2.7)	(1.4)
Defined contribution plan dividend	(2.3)	(1.3)
Nondeductible COLI expense	(16.3)	(7.2)
Nontaxable COLI life insurance proceeds	(7.7)	(2.8)
Nondeductible travel & meals expense	2.5	1.3
True-up of provision to actual	1.7	4.4
Other	(4.7)	0.8

Effective income tax rate	(14.7)%	25.3%

We file U.S. federal income tax returns and income tax returns in various state jurisdictions. Our 2012 through 2015 U.S. federal tax years remain subject to income tax examination by tax authorities. We have no known uncertain tax benefits within our provision for income taxes. In addition, we do not believe the Company will be subject to any penalties or interest relative to any open tax years and, therefore, have not accrued any such amounts. However, should such a circumstance arise, it is our policy to classify any interest and penalties (if applicable) as income tax expense in the consolidated financial statements.